Other Non-current Liabilities - Summary of Other Noncurrent Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other non-current liabilities [abstract]
Accruals	£ 71	£ 82
Deferred Income	19	22
Other payables	848	877
Other noncurrent liabilities	£ 938	£ 981